Trade and Other Payables	12 Months Ended
Jun. 30, 2024
Trade and Other Payables [Abstract]
Trade and other payables
10.	Trade and other payables

	June 30, 2023	June 30, 2024	June 30, 2024
	RM	RM	USD

Non-current
Loans from a related party (Note 19)	1,866,000	1,651,825	350,282

Current
Trade payables – third parties	1,223,951	969,110	205,507
Loans from a related party (Note 19)	5,131,500	1,887,800	400,322
Amount due to related parties, net (Note 19)	175,623	128,523	27,255
Advances from a related party (Note 19)	2,044,063	5,250,465	1,113,401
Other payables	241,574	289,091	61,304
Provision	48,000	48,000	10,179
Accrued expenses	1,254,271	3,585,167	760,262
	10,118,982	12,158,156	2,578,230
	11,984,982	13,809,981	2,928,512

Trade payables are non-interest bearing and are normally settled on 30 to 90 days’ (2023: 30 to 90 days’) credit term.

Accrued expenses mainly consisted of staff cost, contract workers’ cost, interest payables, freight charges and professional fees.

Amount due to related parties, net is unsecured, non-interest bearing and repayment on demand.

Advances from a related party are non-trade in nature, unsecured and non-interest bearing. The advances were used to finance the Group’s proposed IPO on Nasdaq Capital Market.

The provision pertained to estimated costs of dismantlement, removal or restoration of leased properties to its original condition as stipulated in the terms and conditions of the lease contracts.

Loans from a related party are unsecured, bear interest at 4.5% (2023: 4.5%) per annum and expected to be settled in cash. The loans are due for repayment in July 2024, August 2024 and August 2025.

The currency profiles of the Group’s trade and other payables as at the end of each reporting period are as follows:

	June 30, 2023	June 30, 2024	June 30, 2024
	RM	RM	USD
Malaysian Ringgit	1,327,480	1,130,946	239,826
United States Dollar	10,063,356	12,295,728	2,607,402
Euro	530,488	255,478	54,176
Singapore Dollar	37,938	-	-
Japanese Yen	25,720	-	-
Others	-	127,829	27,108
	11,984,982	13,809,981	2,928,512